Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
CIK	dei_EntityCentralIndexKey	0000277751
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jan. 28, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2022
Prospectus Date	rr_ProspectusDate	Jan. 28, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Janus Henderson Balanced Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDBAX
Janus Henderson Balanced Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JABCX
Janus Henderson Balanced Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JABRX
Janus Henderson Balanced Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JBALX
Janus Henderson Balanced Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JABNX
Janus Henderson Balanced Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDBRX
Janus Henderson Balanced Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JABAX
Janus Henderson Balanced Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JANBX
Janus Henderson Contrarian Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCNAX
Janus Henderson Contrarian Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCNCX
Janus Henderson Contrarian Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCNIX
Janus Henderson Contrarian Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCONX
Janus Henderson Contrarian Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCNNX
Janus Henderson Contrarian Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCNRX
Janus Henderson Contrarian Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSVAX
Janus Henderson Contrarian Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JACNX
Janus Henderson Enterprise Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDMAX
Janus Henderson Enterprise Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGRCX
Janus Henderson Enterprise Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGRTX
Janus Henderson Enterprise Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMGRX
Janus Henderson Enterprise Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDMNX
Janus Henderson Enterprise Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDMRX
Janus Henderson Enterprise Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAENX
Janus Henderson Enterprise Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JANEX
Janus Henderson Forty Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDCAX
Janus Henderson Forty Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JACCX
Janus Henderson Forty Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JARTX
Janus Henderson Forty Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCAPX
Janus Henderson Forty Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JFRNX
Janus Henderson Forty Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDCRX
Janus Henderson Forty Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JACTX
Janus Henderson Forty Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JFRDX
Janus Henderson Growth and Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDNAX
Janus Henderson Growth and Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGICX
Janus Henderson Growth and Income Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JADGX
Janus Henderson Growth and Income Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGINX
Janus Henderson Growth and Income Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDNNX
Janus Henderson Growth and Income Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDNRX
Janus Henderson Growth and Income Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAGIX
Janus Henderson Growth and Income Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNGIX
Janus Henderson Research Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRAAX
Janus Henderson Research Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRACX
Janus Henderson Research Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRASX
Janus Henderson Research Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRAIX
Janus Henderson Research Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRANX
Janus Henderson Research Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRARX
Janus Henderson Research Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAMRX
Janus Henderson Research Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNRFX
Janus Henderson Triton Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGMAX
Janus Henderson Triton Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGMCX
Janus Henderson Triton Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGMIX
Janus Henderson Triton Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSMGX
Janus Henderson Triton Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGMNX
Janus Henderson Triton Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGMRX
Janus Henderson Triton Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JATTX
Janus Henderson Triton Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JANIX
Janus Henderson Venture Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JVTAX
Janus Henderson Venture Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JVTCX
Janus Henderson Venture Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JVTSX
Janus Henderson Venture Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JVTIX
Janus Henderson Venture Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JVTNX
Janus Henderson Venture Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAVTX
Janus Henderson Venture Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JANVX
Janus Henderson Asia Equity Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAQAX
Janus Henderson Asia Equity Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAQCX
Janus Henderson Asia Equity Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAQSX
Janus Henderson Asia Equity Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAQIX
Janus Henderson Asia Equity Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAQNX
Janus Henderson Asia Equity Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAQTX
Janus Henderson Asia Equity Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAQDX
Janus Henderson Emerging Markets Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEMAX
Janus Henderson Emerging Markets Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEMCX
Janus Henderson Emerging Markets Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEMSX
Janus Henderson Emerging Markets Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEMIX
Janus Henderson Emerging Markets Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEMRX
Janus Henderson Emerging Markets Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEMTX
Janus Henderson Emerging Markets Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEMDX
Janus Henderson European Focus Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFEAX
Janus Henderson European Focus Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFECX
Janus Henderson European Focus Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFESX
Janus Henderson European Focus Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFEIX
Janus Henderson European Focus Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFERX
Janus Henderson European Focus Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFETX
Janus Henderson European Focus Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFEDX
Janus Henderson Global Equity Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFQAX
Janus Henderson Global Equity Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFQCX
Janus Henderson Global Equity Income Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFQSX
Janus Henderson Global Equity Income Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFQIX
Janus Henderson Global Equity Income Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFQRX
Janus Henderson Global Equity Income Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFQTX
Janus Henderson Global Equity Income Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFQDX
Janus Henderson Global Life Sciences Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JFNAX
Janus Henderson Global Life Sciences Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JFNCX
Janus Henderson Global Life Sciences Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JFNSX
Janus Henderson Global Life Sciences Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JFNIX
Janus Henderson Global Life Sciences Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JFNNX
Janus Henderson Global Life Sciences Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAGLX
Janus Henderson Global Life Sciences Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNGLX
Janus Henderson Global Real Estate Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JERAX
Janus Henderson Global Real Estate Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JERCX
Janus Henderson Global Real Estate Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JERSX
Janus Henderson Global Real Estate Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JERIX
Janus Henderson Global Real Estate Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JERNX
Janus Henderson Global Real Estate Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JERTX
Janus Henderson Global Real Estate Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNGSX
Janus Henderson Global Research Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDWAX
Janus Henderson Global Research Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JWWCX
Janus Henderson Global Research Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JWGRX
Janus Henderson Global Research Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JWWFX
Janus Henderson Global Research Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDWNX
Janus Henderson Global Research Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDWRX
Janus Henderson Global Research Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAWWX
Janus Henderson Global Research Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JANWX
Janus Henderson Global Select Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JORAX
Janus Henderson Global Select Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JORCX
Janus Henderson Global Select Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JORIX
Janus Henderson Global Select Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JORFX
Janus Henderson Global Select Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSLNX
Janus Henderson Global Select Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JORRX
Janus Henderson Global Select Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JORNX
Janus Henderson Global Select Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JANRX
Janus Henderson Global Sustainable Equity Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEASX
Janus Henderson Global Sustainable Equity Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JECTX
Janus Henderson Global Sustainable Equity Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JESSX
Janus Henderson Global Sustainable Equity Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEUIX
Janus Henderson Global Sustainable Equity Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JETNX
Janus Henderson Global Sustainable Equity Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEGRX
Janus Henderson Global Sustainable Equity Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JETTX
Janus Henderson Global Sustainable Equity Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEDTX
Janus Henderson Global Technology and Innovation Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JATAX
Janus Henderson Global Technology and Innovation Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAGCX
Janus Henderson Global Technology and Innovation Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JATSX
Janus Henderson Global Technology and Innovation Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JATIX
Janus Henderson Global Technology and Innovation Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JATNX
Janus Henderson Global Technology and Innovation Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAGTX
Janus Henderson Global Technology and Innovation Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNGTX
Janus Henderson International Opportunities Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFOAX
Janus Henderson International Opportunities Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFOCX
Janus Henderson International Opportunities Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFOSX
Janus Henderson International Opportunities Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFOIX
Janus Henderson International Opportunities Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFOQX
Janus Henderson International Opportunities Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFORX
Janus Henderson International Opportunities Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFOTX
Janus Henderson International Opportunities Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFODX
Janus Henderson Overseas Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDIAX
Janus Henderson Overseas Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIGCX
Janus Henderson Overseas Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIGRX
Janus Henderson Overseas Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIGFX
Janus Henderson Overseas Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDINX
Janus Henderson Overseas Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDIRX
Janus Henderson Overseas Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAOSX
Janus Henderson Overseas Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNOSX